Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Borrowings	$ 19,989	$ 24,702
Proceeds from borrowings	4,420
Payment of borrowings' interests	(896)	(1,743)
Paid from repurchase of Corporate Notes	(472)	(33)
Gain from repurchase of Corporate Notes	363	(6)
Payment of borrowings	(6,078)		(2,204)
Loss on debt restructuring	449
Payment of Corporate Notes issuance expenses	(565)
Exchange diference and interest accrued	8,117	5,394
Result from exposure to inlfation	(10,606)	(8,325)
Borrowings	$ 14,721	$ 19,989	$ 24,702